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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MatlinPatterson Capital Management L.P.
                  520 Madison Avenue
                  New York, NY 10022-4213

Form 13F File Number:      028-12832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert H. Weiss
Title: General Counsel of MatlinPatterson Capital Management GP LLC, its general partner
Phone:     (212) 651-9525

Signature, Place, and Date of Signing:

 /s/ Robert H. Weiss                NEW YORK, NY                 MAY 14, 2008
--------------------------   ---------------------------    --------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           0
                                                            ------------------

Form 13F Information Table Entry Total:                                     54
                                                            ------------------

Form 13F Information Table Value Total:                               $170,495
                                                            ------------------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.                        NAME
         ------------               ---------------------------

         None

                                            MatlinPatterson Capital Management L.P.
                                                  Form 13F Information Table
                                                 Quarter ended March 31, 2008

                                                                                INVESTMENT DISCRETION              VOTING AUTHORITY

                                                   FAIR MARKET  SHARES OR
                          TITLE OF       CUSIP      VALUE (IN   PRINCIPAL SH/ PUT/       SHARED   SHARED OTHER
ISSUER                     CLASS         NUMBER     THOUSANDS)    AMOUNT  PRN CALL SOLE  DEFINED  OTHER  MANAGERS  SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ATP OIL & GAS CORP           COM        00208J108      $3,396    103,800  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                    COM        013817101      $2,975     82,500  SH   PUT   X                              X
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY ENERGY INC         COM        017361106      $1,010     20,000  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY ENERGY INC         COM        017361106      $4,394     87,000  SH   CALL  X                              X
------------------------------------------------------------------------------------------------------------------------------------
                             SPONSORED
ANGLOGOLD ASHANTI LIMITED    ADR        035128206      $3,277     96,500  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
                             SPONSORED
ANGLOGOLD ASHANTI LIMITED    ADR        035128206      $1,019     30,000  SH   PUT   X                              X
------------------------------------------------------------------------------------------------------------------------------------
ARCH COAL INC                COM        039380100      $6,960    160,000  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
ARCH COAL INC                COM        039380100      $1,523     35,000  SH   PUT   X                              X
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP        COM        14040H105      $4,430     90,000  SH   PUT   X                              X
------------------------------------------------------------------------------------------------------------------------------------
CENTURY ALUM CO              COM        156431108      $2,650     40,000  SH   PUT   X                              X
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                COM        172967101      $2,678    125,000  SH   PUT   X                              X
------------------------------------------------------------------------------------------------------------------------------------
CLEAN ENERGY FUELS CORP      COM        184499101      $3,142    235,179  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
COUNTRYWIDE FINANCIAL CORP   COM        222372104        $908    165,000  SH   PUT   X                              X
------------------------------------------------------------------------------------------------------------------------------------
CUMMINS INC                  COM        231021106        $351      7,500  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC DEL      COM NEW    247361702      $1,290    150,000  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
DYNEGY INC DEL               CL A       26817G102     $18,624  2,360,400  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
EL PASO CORP                 COM        28336L109      $3,328    200,000  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
FOUNDATION COAL HLDGS INC    COM        35039W100      $1,409     28,000  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
GANDER MOUNTAIN CO           COM        36471P108        $165     27,100  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
GIANT INTERACTIVE GROUP
INC                          ADR        374511103      $1,243     98,300  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------



                                                                                INVESTMENT DISCRETION              VOTING AUTHORITY

                                                   FAIR MARKET  SHARES OR
                          TITLE OF       CUSIP      VALUE (IN   PRINCIPAL SH/ PUT/       SHARED   SHARED OTHER
ISSUER                     CLASS         NUMBER     THOUSANDS)    AMOUNT  PRN CALL SOLE  DEFINED  OTHER  MANAGERS  SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
GRAFTECH INTL LTD            COM        384313102      $3,242    200,000  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
HANESBRANDS INC.             COM        410345102        $730     25,000  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
IPCS INC                     COM        44980Y305      $1,649     70,600  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
INSTEEL INDUSTRIES INC       COM        45774W108        $764     65,714  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
                             S&P LTN
ISHARES TR                   AM 40      464287390      $1,263      5,000  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
ISHARES SILVER TRUST         ISHARES    46428Q109      $1,193      7,000  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
JONES SODA CO                COM        48023P106        $714    204,449  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
MAKO SURGICAL CORP           COM        560879108        $809     90,009  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
                             GOLD MINER
MARKET VECTORS ETF TR        ETF        57060U100      $2,385     50,000  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
MEDIACOM COMMUNICATIONS
CORP                         CL A       58446K105        $346     80,000  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
MERCER INTL INC              COM        588056101      $2,741    393,279  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
NEW FRONTIER MEDIA INC       COM        644398109        $359     80,386  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORP          COM        704549104     $12,011    235,500  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORP          COM        704549104      $1,403     27,500  SH   CALL  X                              X
------------------------------------------------------------------------------------------------------------------------------------
                             ULTRA XIN
PROSHARES TR                 CH25       74347R321        $933     10,000  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY INC           COM        75952B105      $8,514    360,000  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY INC           COM        75952B105        $591     25,000  SH   CALL  X                              X
------------------------------------------------------------------------------------------------------------------------------------
ROSETTA RESOURCES INC        COM        777779307     $16,901    859,216  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
SPDR TR                      UNIT SER 1 78462F103        $330      2,500  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
ST JOE CO                    COM        790148100      $1,782     41,500  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
ST JOE CO                    COM        790148100      $3,220     75,000  SH   PUT   X                              X
------------------------------------------------------------------------------------------------------------------------------------
SEARS HLDGS CORP             COM        812350106      $3,063     30,000  SH   PUT   X                              X
------------------------------------------------------------------------------------------------------------------------------------
SILVER WHEATON CORP          COM        828336107      $1,165     75,000  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
SIMON PPTY GROUP INC NEW     COM        828806109      $4,646     50,000  SH   PUT   X                              X
------------------------------------------------------------------------------------------------------------------------------------



                                                                                INVESTMENT DISCRETION              VOTING AUTHORITY

                                                   FAIR MARKET  SHARES OR
                          TITLE OF       CUSIP      VALUE (IN   PRINCIPAL SH/ PUT/       SHARED   SHARED OTHER
ISSUER                     CLASS         NUMBER     THOUSANDS)    AMOUNT  PRN CALL SOLE  DEFINED  OTHER  MANAGERS  SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
SMITH & WESSON HLDG CORP     COM        831756101      $1,004    200,000  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
SOLUTIA INC.                 COM NEW    834376501      $1,786    127,592  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
STREETTRACKS GOLD TRUST      GOLD SHS   863307104        $814      9,000  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
TERRA NITROGEN CO L P        COM UNIT   881005201        $413      3,700  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
TOREADOR RES CORP            COM        891050106     $14,446  1,856,854  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
TRINITY INDS INC             COM        896522109      $6,902    259,000  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
UAP HLDG CORP                COM        903441103        $383     10,000  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP NEW       COM        91913Y100      $5,525    112,500  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC           COM        939322103      $1,494    145,000  SH   PUT   X                              X
------------------------------------------------------------------------------------------------------------------------------------
WESTERN REFNG INC            COM        959319104      $2,202    163,500  SH         X                              X
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                              $170,495
(in thousands)
